Semi-Annual
                                                 Financial Report


                                            STI CLASSIC VARIABLE TRUST

                                                   June 30, 1999

                                        [STI Classic Variable Logo Omitted]

Dear STI Classic Variable Trust Shareholders:

The following 1999 Semi-Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Funds and the STI Classic Variable Trust Funds have presented investors exposure to a variety of investment opportunities since 1992. The six STI Classic Variable Trust Funds were developed specifically to meet the rapidly changing needs of today's investor. Each of these funds offers an investment discipline that identifies a specific mix of risk and return. Together, the STI Classic Variable Trust Funds complement one another, providing access to different segments of the stock and bond markets. The combination of these funds is intended to offer the ideal investment program for almost any investor.


                                   STI Classic Variable Trust Funds (unaudited)
                                    Net of Fees Performance as of June 30, 1999
                                           Three                                         Since Inception      Inception
                                           Months         One Year      Three Years       (Annualized)          Date
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Value Income Stock Fund                 14.48%          15.24%         19.71%             20.41%           10/2/95
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Mid-Cap Equity Fund                      9.84%           6.27%         14.94%             14.64%           10/2/95
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Small Cap Equity Fund                   19.34%          (9.23%)          n/a              (6.74%)          10/22/97
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Capital Appreciation Fund                8.56%          19.40%         29.32%             28.83%           10/2/95
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Investment Grade Bond Fund              (1.22%)          2.92%          6.73%              5.91%           10/2/95
-------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   International Equity Fund                2.68%          (1.50%)          n/a              12.05%           11/7/96
-------------------------------------------------------------------------------------------------------------------------
                                                     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.

The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. As the advisor to the STI Classic Variable Trust, STI Capital Management is committed to providing you quality investment products which will aid you in achieving your investment objectives.

I hope you will find the information on the following pages useful. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We look forward to many successful years of investing in the future.
                           Sincerely,


                           /s/Signature omitted




                           Anthony R. Gray
                           Chief Executive Officer and Chief Investment Officer STI Capital Management, N.A.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


VALUE INCOME STOCK FUND
-------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
COMMON STOCKS (89.0%)
BASIC MATERIALS (10.9%)
   Allegheny Teledyne                  64,800      $ 1,466
   B.F. Goodrich                       35,700        1,517
   Boise Cascade                       35,200        1,509
   Consolidated Papers                 26,300          703
   Du Pont (EI) de Nemours             16,600        1,134
   Engelhard                           42,300          957
   Hercules                            30,000        1,179
   Minnesota Mining & Manufacturing    13,400        1,165
   Reynolds Metals                     17,200        1,015
   Sonoco Products                     42,630        1,276
   Worthington Industries              38,800          638
                                                   -------
                                                    12,559
                                                   -------
CAPITAL GOODS (12.6%)
   Cooper Industries                   35,700        1,856
   Corning                              8,600          603
   Crown Cork & Seal                   22,400          638
   Dana                                19,000          875
   Emerson Electric                    24,400        1,534
   Harris                              23,900          937
   Hubbell, Cl B                       22,500        1,021
   National Service Industries         32,500        1,170
   Northrop Grumman                    26,000        1,724
   Pall                                48,800        1,083
   Raytheon, Cl B                      11,400          802
   Tenneco                             36,700          876
   Thomas & Betts                      31,600        1,493
                                                   -------
                                                    14,612
                                                   -------
COMMUNICATION SERVICES (3.5%)
   Alltel                              11,400          815
   GTE                                 43,200        3,272
                                                   -------
                                                     4,087
                                                   -------
CONSUMER CYCLICALS (11.1%)
   Albertson's                         33,000        1,702
   American Greetings, Cl A            29,100          877
   Genuine Parts                       34,300        1,200
   H&R Block                           36,400        1,820
   J.C. Penney                         43,000        2,088
   Masco                               58,900        1,701
   Ryder                               33,100          861
   Stanley Works                       37,100        1,194
   TRW                                 25,800        1,416
                                                   -------
                                                    12,859
                                                   -------

-------------------------------------------------------------
                                       Shares     Value (000)
-------------------------------------------------------------
CONSUMER STAPLES (12.3%)
   Bestfoods                           33,900      $ 1,678
   ConAgra                             84,800        2,258
   Dean Foods                          28,600        1,189
   Flowers Industries                  13,100          284
   Fortune Brands                      29,800        1,233
   H.J. Heinz                          23,300        1,168
   International Flavors & Fragrances  38,100        1,691
   Kimberly Clark                      35,500        2,023
   McCormick                           26,400          833
   Newell Rubbermaid                   25,300        1,176
   Wallace Computer Services           28,900          722
                                                   -------
                                                    14,255
                                                   -------
ENERGY (6.7%)
   Atlantic Richfield                  15,700        1,312
   Baker Hughes                        27,500          921
   Fort James                          21,800          826
   Kerr-McGee                          17,100          858
   Murphy Oil                          19,100          932
   Texaco                              26,500        1,657
   Unocal                              31,600        1,252
                                                   -------
                                                     7,758
                                                   -------
FINANCE (16.4%)
   Allstate                            33,500        1,202
   American Financial Group            22,800          777
   American General                    14,700        1,108
   Bank of America                     35,700        2,617
   Bank One                            39,900        2,377
   BankBoston                          31,100        1,590
   Cigna                               17,400        1,549
   First American of Tennessee         20,400          848
   Hibernia, Cl A                      47,900          751
   KeyCorp                             41,200        1,324
   Paine Webber Group                  15,800          739
   PNC Bank                            26,200        1,510
   Summit Bancorp                      27,000        1,129
   Torchmark                           19,100          652
   Union Planters                      18,636          833
                                                   -------
                                                    19,006
                                                   -------
HEALTH CARE (9.0%)
   Abbott Laboratories                 52,300        2,380
   American Home Products              53,100        3,053
   Baxter International                44,600        2,704

-------------------------------------------------------------------------------
                                                                      UNAUDITED


---------------------------------------------------------------
                                      SHARES/FACE     VALUE)
                                      AMOUNT(000)     (000)
---------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Bristol-Myers Squibb                 16,300      $  1,148
   Pharmacia Upjohn ADR                 20,100         1,142
                                                    --------
                                                      10,427
                                                    --------
TECHNOLOGY (3.5%)
   EG&G                                 39,300         1,400
   Xerox                                44,100         2,605
                                                    --------
                                                       4,005
                                                    --------
UTILITIES (3.0%)
   Consolidated Natural Gas             11,500           699
   GPU                                  20,700           873
   Questar                              47,500           908
   Scana                                41,200           963
                                                    --------
                                                       3,443
                                                    --------
Total Common Stocks
     (Cost $93,410)                                  103,011
                                                    --------
REPURCHASE AGREEMENT (10.6%)
   Morgan Stanley
     4.850%, dated 06/30/99,
     matures 07/01/99, repurchase
     price  $12,225,286 (collateralized
     by U.S. Agency Obligations:
     market value $12,485,692)(A)        $12,224      12,224
                                                    --------
Total Repurchase Agreement
     (Cost $12,224)                                   12,224
                                                    --------

Total Investments (99.6%)
   (Cost $105,634)                                   115,235
                                                    --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                 427
                                                    --------


---------------------------------------------------------------
                                                   VALUE (000)
---------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 6,858,477 outstanding
     shares of beneficial interest                  $ 92,270
   Accumulated net realized gain on
     investments                                      13,606
   Net unrealized appreciation on
     investments                                       9,601
   Undistributed net investment income                   185
                                                    --------
Total Net Assets (100.0%)                           $115,662
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $16.87
                                                    ========

ADR -- American Depository Receipt
Cl -- Class
(A) Tri-Party Repurchase Agreement

       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


MID-CAP EQUITY FUND
---------------------------------------------------------------
                                        SHARES     VALUE (000)
---------------------------------------------------------------
COMMON STOCKS (83.8%)
Basic Materials (2.2%)
   Stillwater Mining*                  20,600       $  673
                                                    ------
CAPITAL GOODS (8.9%)
   Allied Waste Industries*            54,000        1,067
   Herman Miller                       24,300          510
   L-3 Communications*                  9,400          454
   Motivepower Industries Holdings*    15,000          270
   Watsco                              24,300          398
                                                    ------
                                                     2,699
                                                    ------
CONSUMER CYCLICALS (13.2%)
   BJs Wholesale Club*                 21,000          631
   Ethan Allen Interiors                9,750          368
   Family Dollar Stores                35,800          859
   Harley-Davidson                      5,600          305
   Men's Wearhouse*                    37,050          945
   Ralph Lauren*                       10,600          201
   Staff Leasing*                      17,600          227
   Tandy                                9,400          459
                                                    ------
                                                     3,995
                                                    ------
CONSUMER STAPLES (15.4%)
   Dial                                 9,800          365
   Flowers Industries                  19,300          419
   Imax*                               33,500          754
   Interstate Bakeries                 23,100          518
   Keebler Foods*                       8,400          255
   McCormick                           15,300          483
   Nordstrom                            3,700          124
   Norrell                             14,000          263
   Papa John's International*          13,100          585
   US Foodservice*                     21,000          895
                                                    ------
                                                     4,661
                                                    ------
ENERGY (6.1%)
   Anadarko Petroleum                   4,100          151
   Ensco International                 11,100          221
   Ensearch Exploration*               16,466          114
   Global Marine*                      13,700          212
   Nabors Industries*                   9,900          242
   Precision Drilling*                 16,100          307
   Smith International*                 7,200          313
   Weatherford International*           7,900          289
                                                    ------
                                                     1,849
                                                    ------


-------------------------------------------------------------
                                       SHARES     VALUE (000)
-------------------------------------------------------------
FINANCE (9.6%)
   Bank United, Cl A                    8,000       $  322
   Colonial Bancgroup                  25,700          358
   Dime Bancorp                        14,800          298
   First Virginia Banks                 7,600          373
   Hibernia, Cl A                      22,700          356
   North Fork Bancorporation           22,200          473
   Peoples Heritage Financial Group    19,400          365
   Trustmark                           16,600          380
                                                    ------
                                                     2,925
                                                    ------
HEALTH CARE (10.9%)
   Acuson Corp*                        11,700          201
   Forest Laboratories*                11,400          527
   HCR Manor Care*                     17,000          411
   Jones Pharmaceuticals                9,400          370
   Mylan Laboratories                  17,500          464
   Quintiles Transnational*            16,900          710
   Renal Care*                         11,800          305
   Watson Pharmaceuticals*              9,600          337
                                                    ------
                                                     3,325
                                                    ------
TECHNOLOGY (15.9%)
   ADC Telecommunications*             16,800          766
   Ceridian*                           16,100          526
   Fiserv*                             13,575          425
   Flextronics International*           5,200          289
   New Era of Networks*                 9,000          395
   Nova*                               22,787          570
   Sanmina*                             3,900          296
   Sawtek*                             16,200          743
   Siebel Systems*                      6,400          424
   Teradyne*                            5,600          402
                                                    ------
                                                     4,836
                                                    ------
TRANSPORTATION (1.6%)
   CNF Transportation                  12,500          480
                                                    ------
Total Common Stocks
     (Cost $22,282)                                 25,443
                                                    ------

-------------------------------------------------------------------------------
                                                                      UNAUDITED


------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)   VALUE (000)
------------------------------------------------------------
PREFERRED STOCKS (3.3%)
COMMUNICATION SERVICES (3.3%)
   Adelphia Communications,
     CV to 2.4555 shares*               4,500       $  905
   Winstar Communications Inc,
     CV to 16.1391 shares* (B)            100           97
                                                    ------
                                                     1,002
                                                    ------
Total Preferred Stocks
     (Cost $999)                                     1,002
                                                    ------
CONVERTIBLE BONDS (5.8%)
   Chiron Convertible,
     CV to 34.59 shares,
     Callable 08/16/99 @ 95.08 (A)
     1.900%, 11/17/00                  $  250          246
   Citrix Systems,
     CV to 7.0306 shares,
     Callable 03/22/04 @ 45.96 (A) (B)
     0.000%, 03/22/19                   1,250          556
     0.000%, 03/22/19                     825          377
   Sanmina,
     CV to 11.278 shares,
     Callable 05/06/02 @ 101.70 (A)
     4.250%, 05/01/04                     150          167
   Sepracor,
     CV to 21.111 shares,
     Callable 02/18/01 @ 103.57
     6.250%, 02/15/05                     165          312
   Wellpoint Health,
     CV to 6.797 shares,
     Callable 07/02/02 @ 71.298 (B)
     0.000%, 07/02/19                     150          101
                                                    ------
Total Convertible Bonds
     (Cost $1,633)                                   1,759
                                                    ------
REPURCHASE AGREEMENT (5.6%)
   Morgan Stanley
     4.700%, dated 06/30/99, matures
     07/01/99, repurchase price
     $1,697,254 (collateralized by
     U.S. Treasury Note: market
     value $1,743,339) (C)              1,697        1,697
                                                    ------
Total Repurchase Agreement
     (Cost $1,697)                                   1,697
                                                    ------

-------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------
Total Investments (98.5%)
   (Cost $26,611)                                  $29,901
                                                    ------
OTHER ASSETS AND LIABILITIES, NET (1.5%)               451
                                                    ------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,107,681 outstanding
     shares of beneficial interest                  24,681
   Accumulated net realized gain on
     investments                                     2,428
   Net unrealized appreciation on
     investments                                     3,290
   Distributions in excess of net investment
     income                                            (47)
                                                    ------
Total Net Assets (100.0%)                           30,352
                                                    ======
Net Asset Value, Offering and Redemption
   Price Per Share                                  $14.40
                                                    ======

* Non-income producing security
Cl -- Class
CV -- Convertible Security
(A) Private Placement Security
(B) Zero Coupon Bond
(C) Tri-Party Repurchase Agreement
 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


SMALL CAP EQUITY FUND
-------------------------------------------------------------
                                       SHARES     VALUE (000)
-------------------------------------------------------------
COMMON STOCKS (98.2%)
BASIC MATERIALS (11.8%)
   Calgon Carbon                       22,600       $  134
   Carpenter Technology                 9,600          274
   Lilly Industries
     Incorporated, Cl A                21,100          392
   Quixote                             10,100          123
   Texas Industries                    10,100          391
   Wausau-Mosinee Paper                 9,300          167
                                                    ------
                                                     1,481
                                                    ------
CAPITAL GOODS (13.1%)
   Belden                               4,000           96
   Furon                                7,900          150
   Gerber Scientific                    9,100          201
   Kaman                               10,200          160
   Kaydon                               1,800           61
   Lindberg                             8,700           98
   LSI Industries                       8,500          205
   Pittway, Cl A                        6,800          233
   Precision Castparts                  6,100          259
   Smith (A.O.)                         6,500          182
                                                    ------
                                                     1,645
                                                    ------
CONSUMER CYCLICALS (19.7%)
   American Woodmark                    5,500          194
   Angelica                             5,700          101
   Bush Industries                     16,300          271
   Chemed                               3,900          130
   Federal Signal                       5,400          114
   Harman International                10,600          466
   Interface                           49,600          428
   K2                                   7,300           65
   Midas                                4,200          119
   Oshkosh Truck                        3,400          171
   Pep Boys                             6,300          136
   Pillowtex                            6,200          101
   Sturm Ruger                          1,800           19
   TAG Heuer International ADR         15,000          156
                                                    ------
                                                     2,471
                                                    ------
CONSUMER STAPLES (24.4%)
   Bowne & Company                     12,700          165
   Heilig-Meyers                       31,300          213
   Ingles Markets, Cl A                10,000          153
   Norrell                             32,500          611


--------------------------------------------------------------
                                       SHARES     VALUE (000)
-------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Pittston Services Group              9,200       $  246
   Polaroid                            17,200          475
   Smucker (J.M.), Cl B                 6,100          116
   Standard Register                    6,400          197
   Universal Foods                     16,300          344
   WD-40                                4,400          110
   Wolverine World Wide                23,900          335
   York Group                          12,500           94
                                                    ------
                                                     3,059
                                                    ------
ENERGY (1.3%)
   Fletcher Challenge Energy ADR        5,100          138
   UGI                                  1,400           28
                                                    ------
                                                       166
                                                    ------
FINANCE (9.7%)
   Administradora de Fondos de
     Pensiones Provida ADR*             5,100          112
   Banco Latinamericano de
     Exportaciones, Cl E                3,500           94
   Chicago Title                        4,400          157
   Downey Financial                     6,000          132
   Klamath First Bancorp                6,300           95
   Scottish Annuity & Life             12,700          137
   Seacoast Banking of Florida          3,100           95
   Stirling Cooke Brown Holdings        4,700           19
   Student Loan                         4,100          182
   West Coast Bancorp                   5,100           89
   Westerfed Financial                  6,500          106
                                                    ------
                                                     1,218
                                                    ------
HEALTH CARE (7.5%)
   Block Drug, Cl A                     2,972          124
   Medeva PLC ADR                      22,800          160
   Mentor                              28,200          525
   Vital Signs                          6,300          126
                                                    ------
                                                       935
                                                    ------
TECHNOLOGY (1.9%)
   Innovex                              9,100          127
   Pioneer-Standard Electronics         9,700          116
                                                    ------
                                                       243
                                                    ------

-------------------------------------------------------------------------------
                                                                      UNAUDITED


-------------------------------------------------------------
                                      SHARES/FACE
                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
TRANSPORTATION (6.5%)
   Bandag                               8,200       $  284
   Knightsbridge Tankers Limited        7,000          123
   Sea Containers                      11,300          379
   Western Star Truck Holdings          1,600           25
                                                    ------
                                                       811
                                                    ------
UTILITIES (2.3%)
   NUI                                  7,500          188
   United Water Resources               4,400          100
                                                    ------
                                                       288
                                                    ------
Total Common Stocks
     (Cost $12,531)                                 12,317
                                                    ------
REPURCHASE AGREEMENT (2.3%)
   Morgan Stanley
     4.500%, dated 06/30/99, matures
     07/01/99, repurchase price
     $293,961 (collateralized by
     U.S. Treasury Note: market
     value $301,301) (A)                 $294          294
                                                    ------
Total Repurchase Agreement
     (Cost $294)                                       294
                                                    ------
Total Investments (100.5%)
   (Cost $12,825)                                   12,611
                                                    ------


-------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.5%)          $   (68)
                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited authorization
    -- no par value) based on 1,442,213
     outstanding shares of beneficial interest       14,501
   Accumulated net realized loss on
     investments                                    (1,764)
   Net unrealized depreciation on
     investments                                      (214)
   Undistributed net investment income                  20
                                                   -------
Total Net Assets (100.0%)                          $12,543
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $8.70
                                                   =======

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Limited Corporation
(A) Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


CAPITAL APPRECIATION FUND
-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCKS (93.4%)
BASIC MATERIALS (1.7%)
   Air Products & Chemicals            48,700      $ 1,960
   Ecolab                               2,200           96
   Rohm & Haas                          4,757          204
                                                    ------
                                                     2,260
                                                    ------
CAPITAL GOODS (12.2%)
   Allied Waste Industries*            23,600          466
   Browning Ferris Industries           2,200           95
   General Electric                    45,200        5,108
   Honeywell                           11,200        1,298
   Lockheed Martin                      5,900          220
   Republic Services, Cl A*            23,400          579
   Textron                             12,400        1,021
   Tyco International                  31,040        2,941
   United Technologies                 27,700        1,986
   Waste Management Inc*               44,369        2,385
                                                    ------
                                                    16,099
                                                    ------
COMMUNICATION SERVICES (3.5%)
   AT&T                                15,549          868
   Centurytel                          27,300        1,085
   Fox Entertainment Group, Cl A*      11,000          296
   GTE                                 11,200          848
   MCI WorldCom*                       12,112        1,042
   Nokia, Cl A ADR                      4,400          403
   Vodafone ADR                           750          148
                                                    ------
                                                     4,690
                                                    ------
CONSUMER CYCLICALS (18.1%)
   Albertson's                         10,065          519
   Automatic Data Processing            7,800          343
   Carnival                            35,600        1,727
   Costco*                             27,300        2,186
   CVS                                 36,200        1,837
   Dayton Hudson                       10,100          656
   Eastman Kodak                        1,800          122
   Federated Department Stores*         6,300          334
   Gannett                             20,400        1,456
   Hasbro                              31,400          877
   Home Depot                           1,900          122
   Interpublic Group                    1,400          121
   Lear*                               15,700          781
   Lowe's Companies                    50,400        2,857


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Masco                               60,700      $ 1,753
   Mattel                              34,300          907
   Maytag                               5,600          390
   McGraw-Hill                         17,800          960
   New York Times, Cl A                11,500          423
   Office Depot*                       82,100        1,811
   Promus Hotel*                        6,600          205
   Saks*                               28,500          823
   SPX*                                 3,700          309
   Starwood Hotels and Resorts         12,800          391
   Tandy                               41,300        2,019
   Young & Rubicam                        600           27
                                                    ------
                                                    23,956
                                                    ------
CONSUMER STAPLES (12.4%)
   Anheuser Busch                       5,100          362
   Avon Products                       10,900          605
   Cendant*                            62,206        1,275
   Clorox                               7,400          790
   Coca-Cola                           23,200          690
   ConAgra                             22,201          591
   Flowers Industries                  12,100          262
   Fort James                           8,000          303
   Gillette                             1,600           66
   Kroger*                             60,700        1,696
   McDonald's                           8,900          368
   Nabisco Group Holdings              34,700          679
   Pepsi Bottling Group*               21,800          503
   PepsiCo                             24,600          952
   Philip Morris                        6,000          241
   Procter & Gamble                     6,000          535
   Ralston Purina                      24,300          740
   Rite Aid                            45,700        1,125
   Safeway*                            19,400          960
   Sara Lee                            38,400          871
   Seagram                              4,800          242
   Suiza Foods*                         3,000          126
   Unilever NV                            882           62
   US Foodservice*                     20,600          878
   United Rentals*                     23,300          687
   Viacom, Cl B*                       18,200          801
                                                    ------
                                                    16,410
                                                    ------

-------------------------------------------------------------------------------
                                                                      UNAUDITED


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
ENERGY (3.1%)
   Anadarko Petroleum                   8,600      $   317
   Atlantic Richfield                   6,700          560
   Halliburton                          1,800           81
   Mobil                                5,700          564
   Niagara Mohawk Holdings*             7,500          120
   Texaco                              31,000        1,937
   Union Pacific Resources Group        1,201           20
   Unocal                              12,700          503
                                                   -------
                                                     4,102
                                                   -------
FINANCE (11.5%)
   Ace                                 20,100          568
   Allstate                            10,000          359
   American International Group        11,103        1,300
   Associates First Capital            13,600          603
   Bank of America                     16,042        1,176
   Bank of New York                    11,300          415
   Bank One                            13,860          825
   Bank United, Cl A                    7,300          293
   BankBoston                          12,800          654
   Citigroup                            4,500          214
   Compass Bancshares                  18,150          495
   Conseco                             26,300          801
   FHLMC                                8,400          487
   First American of Tennessee          3,400          141
   First Security                      15,600          425
   Household International             19,866          941
   Mellon Bank                         39,400        1,433
   Morgan Stanley                       1,700          174
   North Fork Bancorporation           13,300          283
   PNC Bank                            13,500          778
   Providian Financial                  1,600          150
   Radian Group                         2,100          103
   Torchmark                           23,500          802
   U.S. Bancorp                        14,900          507
   Unum                                 9,400          515
   Washington Mutual                   24,368          862
   Wells Fargo                          1,200           52
                                                   -------
                                                    15,356
                                                   -------
HEALTH CARE (11.3%)
   Abbott Laboratories                 27,200        1,238
   Alza*                               15,200          773


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
HEALTH CARE (CONTINUED)
   American Home Products              15,400      $   885
   Baxter International                20,600        1,249
   Becton Dickinson                    13,100          393
   Bristol-Myers Squibb                24,300        1,712
   Cardinal Health                     16,633        1,067
   Eli Lilly                           11,400          816
   Forest Laboratories*                11,600          536
   Health Management
     Associates, Cl A*                 11,800          133
   Healthsouth*                        30,302          453
   Medtronic                            4,904          382
   Merck                               32,400        2,398
   Schering Plough                      8,300          440
   Tenet Healthcare*                   24,800          460
   Warner Lambert                      27,200        1,887
   Watson Pharmaceuticals*              3,900          137
                                                    ------
                                                    14,959
                                                    ------
TECHNOLOGY (18.8%)
   ADC Telecommunications*             15,500          706
   3Com*                                5,500          147
   Amgen*                               4,500          274
   Analog Devices*                     12,200          612
   BMC Software*                        2,400          130
   Ceridian*                           44,200        1,445
   Cisco Systems*                      43,800        2,822
   Compaq Computer                      3,824           92
   Computer Sciences*                   3,900          270
   Comverse Technology*                 1,400          106
   EMC*                                25,600        1,408
   Hewlett Packard                     14,200        1,427
   IBM                                 35,400        4,575
   Intel                               15,700          934
   Lucent Technologies                 18,810        1,268
   Microsoft*                          36,700        3,310
   Networks Associates*                19,208          282
   Nortel Networks                     10,200          885
   Raytheon, Cl B                       2,800          197
   Sun Microsystems*                   21,800        1,501
   Texas Instruments                    7,400        1,073
   Xerox                               23,200        1,370
                                                   -------
                                                    24,834
                                                   -------

-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


CAPITAL APPRECIATION FUND--CONCLUDED
-------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
TRANSPORTATION (0.7%)
   AMR*                                 1,700      $   116
   Burlington Northern Santa Fe        11,100          344
   Delta Air Lines                      6,200          357
   Trans World Air*                     2,400           81
                                                   -------
                                                       898
                                                   -------
UTILITIES (0.1%)
   Consolidated Natural Gas             1,800          109
                                                   -------
Total Common Stocks
     (Cost $97,103)                                123,673
                                                   -------
PREFERRED STOCKS (0.2%)
CONSUMER CYCLICALS (0.2%)
   Comcast, CV to 1.425 Shares          3,300          285
                                                   -------
Total Preferred Stocks
     (Cost $272)                                       285
                                                   -------
REPURCHASE AGREEMENT (5.2%)
   Morgan Stanley
     4.850%, dated 06/30/99, matures
     07/01/99, repurchase price
     $6,897,756 (collateralized by
     U.S. Agency Obligations:
     market value $7,044,804) (A)      $6,897         6,897
                                                   --------
Total Repurchase Agreement
     (Cost $6,897)                                    6,897
                                                   --------

Total Investments (98.8%)
   (Cost $104,272)                                  130,855
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.2%)              1,525
                                                   --------

-------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,983,298 outstanding
     shares of beneficial interest                 $ 93,502
   Accumulated net realized gain on
     investments                                     12,235
   Net unrealized appreciation on
     investments                                     26,583
   Undistributed net investment income                   60
                                                   --------
Total Net Assets (100.0%)                          $132,380
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $22.13
                                                   ========

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
(A) Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
                                                                      Unaudited

INVESTMENT GRADE BOND FUND
-------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (35.8%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                  $1,500      $ 1,689
     8.125%, 08/15/19                   1,250        1,507
   U.S. Treasury Notes
     5.000%, 04/30/01                   1,200        1,190
     5.750%, 08/15/03                   2,250        2,244
     5.875%, 11/15/05                     375          374
     6.125%, 08/15/07                     900          909
                                                   -------
Total U.S. Treasury Obligations
     (Cost $7,815)                                   7,913
                                                   -------
CORPORATE OBLIGATIONS (56.3%)
COMMUNICATION SERVICES (8.2%)
   AT&T
     6.000%, 03/15/09                     500          472
     6.500%, 03/15/29                     225          203
   AT&T Capital, MTN
     6.890%, 01/25/02                     525          524
   Sprint Capital
     6.375%, 05/01/09                     250          237
     6.900%, 05/01/19                     400          373
                                                   -------
                                                     1,809
                                                   -------
ENERGY (2.3%)
   Florida Power & Light
     5.875%, 04/01/09                     550          517
                                                   -------
FINANCE (37.5%)
   Aon
     6.900%, 07/01/04                     650          649
   Aristar
     7.250%, 06/15/06                     500          501
   Associates
     6.250%, 11/01/08                     450          426
   Bank of America
     6.625%, 06/15/04                     400          396
   Cit Group Holdings
     6.500%, 06/14/02                     550          551
   Conseco
     6.800%, 06/15/05                     350          328
     6.400%, 06/15/11                     300          294


-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
FINANCE (CONTINUED)
  Conseco, MTN
     7.600%, 06/21/01                  $  300      $   300
   Countrywide Home Loan
     6.850%, 06/15/04                     500          494
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                     300          291
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                     200          194
   Finova Capital
     6.110%, 02/18/03                     400          393
     6.750%, 03/09/09                     150          145
   Goldman Sachs
     6.650%, 05/15/09                     200          193
   Great Western Financial
     8.600%, 02/01/02                     100          103
   Household Finance
     5.875%, 02/01/09                     450          410
   Merrill Lynch
     6.000%, 02/17/09                     100           92
   Paine Webber Group, Ser C, MTN
     6.020%, 04/22/02                     500          489
   Provident
     7.000%, 07/15/18                     550          524
   Reliastar Financial
     6.500%, 11/15/08                     350          331
   Salomon
     7.300%, 05/15/02                     250          256
     6.250%, 01/15/05                     250          238
   Wachovia
     6.700%, 06/21/04                     500          503
     5.625%, 12/15/08                     200          183
                                                   -------
                                                     8,284
                                                   -------
INDUSTRIAL (6.5%)
   Bausch & Lomb
     6.150%, 08/01/01 (A)                 400          397
     6.750%, 12/15/04                     150          146
   Dillards
     6.430%, 08/01/04                     450          434
   Philip Morris
     7.250%, 09/15/01                     300          304
     7.500%, 04/01/04                     150          154
                                                   -------
                                                     1,435
                                                   -------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


INVESTMENT GRADE BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                          FACE
                                      AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
UTILITIES (1.8%)
   Trans-Canada Pipelines
     7.150%, 06/15/06                    $400           402
                                                    -------
Total Corporate Obligations
     (Cost $12,677)                                  12,447
                                                    -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.5%)
   FHLMC
     5.750%, 03/15/09                     800           761
                                                    -------
Total U.S. Government Agency Obligations
     (Cost $757)                                        761
                                                    -------
REPURCHASE AGREEMENT (2.8%)
   Morgan Stanley
     4.500%, dated 06/30/99, matures
     07/01/99, repurchase price $622,666
     (collateralized by U.S. Treasury
     Note: market value $638,215) (B)     623           623
                                                    -------
Total Repurchase Agreement
     (Cost $623)                                        623
                                                    -------

Total Investments (98.4%)
   (Cost $21,872)                                    21,744
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (1.6%)                355
                                                    -------


-------------------------------------------------------------
                                                  VALUE (000)
-------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,182,864 outstanding
     shares of beneficial interest                  $22,252
   Accumulated net realized loss
     on investments                                     (23)
   Net unrealized depreciation
     on investments                                    (128)
   Distribution in excess of net investment
     income                                              (2)
                                                    -------
Total Net Assets (100.0%)                           $22,099
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.12
                                                    =======

FHLMC -- Federal Home Loan Mortgage Corporation
MTN -- Medium Term Note
Ser -- Series
(A) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on June 30, 1999. The date shown is the next scheduled reset date.
(B) Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------
FOREIGN COMMON STOCKS (93.3%)
AUSTRALIA (2.6%)
   Broken Hill Proprietary             10,461       $  122
   Leighton Holdings                   39,600          156
   National Australia Bank             12,100          202
                                                    ------
                                                       480
                                                    ------
AUSTRIA (1.0%)
   Erste Bank*                          3,200          183
                                                    ------
BRAZIL (0.9%)
   Tele Norte Leste Participacoes ADR   9,100          169
                                                    ------
CANADA (3.3%)
   Nortel Networks                      4,480          386
   Teleglobe                            7,900          235
                                                    ------
                                                       621
                                                    ------
DENMARK (0.8%)
   Novo-Nordisk, Cl B                   1,370          148
                                                    ------
FINLAND (3.9%)
   Merita                              37,400          213
   Nokia ADR, Cl A                      1,700          156
   Nokia Oyj                            1,500          132
   Sonera Group Oyj                    10,900          239
                                                    ------
                                                       740
                                                    ------
FRANCE (13.4%)
   Accor                                  620          156
   Assurances Generales de France       3,200          155
   Axa                                  1,635          200
   Dexia France                         1,490          200
   Elf Aquitane                         1,300          191
   Equant*                              1,775          164
   Lafarge                              1,945          185
   Michelin, Cl B                       2,850          117
   SEITA                                1,235           71
   Suez Lyonnaise des Eaux              1,350          244
   Technip                              2,640          297
   Valeo*                               1,500          124
   Vivendi                              5,194          422
                                                    ------
                                                     2,526
                                                    ------


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
GERMANY (6.8%)
   DaimlerChrysler                      2,600       $  226
   Mannesmann                           2,820          422
   Metallgesellschaft                  11,450          211
   Preussag                             4,210          227
   Siemens                              2,500          193
                                                    ------
                                                     1,279
                                                    ------
GREECE (2.6%)
   Hellenic Telecom Organization       11,280          243
   Panafon Hellenic Telecom*           10,300          249
                                                    ------
                                                       492
                                                    ------
HONG KONG (0.9%)
   HongKong Electric Holdings          52,000          168
                                                    ------
INDONESIA (0.1%)
   Modern Photo Film, F*               60,000           22
                                                    ------
IRELAND (2.2%)
   Bank of Ireland                     24,288          408
                                                    ------
ISRAEL (2.0%)
   Comverse Technology                  2,000          151
   ECI Telecommunications               6,570          218
                                                    ------
                                                       369
                                                    ------
ITALY (2.8%)
   Banca Nazionale del Lavoro*         41,250       $  130
   ENI                                 30,800          184
   San Paolo-IMI                       12,370          169
   Tecnost*                            14,880           37
                                                    ------
                                                       520
                                                    ------
JAPAN (9.7%)
   Bank of Tokyo Mitsubishi            10,500          149
   Eisai                                4,400           87
   FamilyMart                           2,000           92
   Honda Motor                          4,000          169
   Nippon Telegraph & Telephone             3           35
   NTT Mobile Communications
     Network-New*                          24          321
   NTT Mobile Communications
     Network                                6           81

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------
JAPAN (CONTINUED)
   Olympus Optical                     13,000       $  192
   Promise                              2,700          159
   Sumitomo Bank                       10,200          126
   Takefuji                             2,300          237
   TDK                                  1,300          119
   Terumo                               2,300           51
                                                    ------
                                                     1,818
                                                    ------
MEXICO (3.1%)
   Fomento Economico Mexicano ADR       5,600          223
   Grupo Televisa GDR*                  2,100           94
   Telefonos de Mexico ADR              3,300          267
                                                    ------
                                                       584
                                                    ------
NETHERLANDS (10.2%)
   Ahold                                5,500          190
   ASM Lithography Holding*             3,900          226
   ING Groep                            4,763          259
   KPN                                  8,027          378
   Philips Electronics                  3,760          372
   TNT Post Group                       8,763          210
   Unique International                 6,623          162
   Wolters Kluwer                       2,950          118
                                                    ------
                                                     1,915
                                                    ------
NEW ZEALAND (2.0%)
   Fernz                               30,700           90
   Fletcher Challenge Building         55,038           81
   Telecom of New Zealand              46,050          199
                                                    ------
                                                       370
                                                    ------
NORWAY (1.0%)
   Petroleum Geo Services ADR*          1,400           21
   Petroleum Geo Services*             10,800          163
                                                    ------
                                                       184
                                                    ------


-------------------------------------------------------------
                                        SHARES    VALUE (000)
-------------------------------------------------------------
PANAMA (0.7%)
   Banco Latinamericano de
     Exportaciones                      4,600       $  123
                                                    ------
PORTUGAL (0.9%)
   BPI-SGPS*                            3,188           67
   Portugal Telecom ADR                 2,400           99
                                                    ------
                                                       166
                                                    ------
SINGAPORE (1.0%)
   Overseas Chinese Banking            23,000          192
                                                    ------
SOUTH KOREA (0.6%)
   Korea Electric Power ADR             5,400          111
                                                    ------
SPAIN (2.8%)
   Argentaria                          12,000          274
   Telefonica Bonus Rights*             4,000            4
   Telefonica de Espana                 5,300          256
                                                    ------
                                                       534
                                                    ------
SWEDEN (2.0%)
   Castellum                           12,300          117
   Electrolux                           7,000          148
   Swedish Match                       32,800          118
                                                    ------
                                                       383
                                                    ------
SWITZERLAND (1.1%)
   Compagnie Financiere Richemont          60          116
   Novartis, Registered                    60           88
                                                    ------
                                                       204
                                                    ------
UNITED KINGDOM (12.7%)
   Allied Zurich                       15,550          196
   AstraZeneca Group                    4,050          157
   Bass                                 7,460          108
   British Energy PLC                  22,500          192
   COLT Telecom Group*                 12,600          264
   Diageo                              18,832          197

-------------------------------------------------------------
                                      SHARES/FACE
                                      AMOUNT (000) VALUE (000)
-------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
   Glaxo Wellcome                       4,100      $   114
   Granada Group*                       7,000          130
   Lloyds TSB Group                    14,318          194
   National Westminster Bank            7,003          148
   Railtrack Group                      7,800          159
   Securicor                           23,300          204
   SmithKline Beecham                  14,640          190
   South African Breweries*            16,465          141
                                                    ------
                                                     2,394
                                                    ------
UNITED STATES (2.2%)
   Global TeleSystems Group*            5,046          409
                                                   -------
TOTAL FOREIGN COMMON STOCKS
     (Cost $16,090)                                 17,512
                                                   -------
CORPORATE FOREIGN BONDS (0.1%)
   Tecnost (A)
     4.487%, 06/23/04                   EU 24           26
                                                   -------
TOTAL CORPORATE FOREIGN BONDS
     (Cost $19)                                         26
                                                   -------
TOTAL INVESTMENTS (93.4%)
   (Cost $16,109)                                  $17,538
                                                   =======

*Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
EU -- Euro
F -- Foreign
GDR -- Global Depository Receipt
PLC -- Public Limited Corporation
(A) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on June 30, 1999.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999                                           UNAUDITED


                                                                                     -------------
                                                                                     INTERNATIONAL
                                                                                        EQUITY
                                                                                         FUND
                                                                                      ------------
Assets:
   Investments at Market Value (Cost $16,109)  ....................................... $17,538
   Cash and Foreign Currency .........................................................     632
   Receivables for Investment Securities Sold ........................................     735
   Receivables for Portfolio Shares Purchased ........................................       7
   Other Assets ......................................................................      71
                                                                                       -------
   Total Assets ......................................................................  18,983
                                                                                       -------
Liabilities:
   Payables for Investment Securities Purchased ......................................     159
   Accrued Expenses ..................................................................      44
   Other Liabilities .................................................................       5
                                                                                       -------
   Total Liabilities .................................................................     208
                                                                                       -------
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 1,401,783 outstanding shares of beneficial interest ....................  16,394
   Accumulated net realized gain on investments ......................................     787
   Net unrealized depreciation on forward foreign currency contracts, foreign currency, and translation of other assets
     and liabilities in foreign currency .............................................      (2)
   Net unrealized appreciation on investments ........................................   1,429
   Undistributed net investment income ...............................................     167
                                                                                       -------
   Total Net Assets .................................................................. $18,775
                                                                                       =======
  Net Asset Value, Offering and Redemption Price Per Share ........................... $ 13.39
                                                                                       =======


      The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1999                                            UNAUDITED


                                                             VALUE
                                                             INCOME    MID-CAP  SMALL CAP     CAPITAL     INVESTMENT  INTERNATIONAL
                                                              STOCK    EQUITY    EQUITY    APPRECIATION     GRADE         EQUITY
                                                              FUND      FUND      FUND         FUND       BOND FUND       FUND
                                                            -------    -------  ---------  ------------   ----------  -------------
Investment Income:

   Interest Income .......................................  $   253    $   47   $     6      $   206        $ 607         $  11
   Dividend Income .......................................    1,259        68       145          551           --           240
   Less: Foreign Taxes Withheld ..........................       --        --        --           --           --          (15)
                                                            -------    ------   -------      -------        -----
       Total Investment Income ...........................    1,512       115       151          757          607           236
                                                            -------    ------   -------      -------        -----
Expenses:
   Investment Advisory Fees ..............................      413       167        67          660           75           115
   Less: Investment Advisory Fees Waived .................       (3)      (52)      (38)        (108)         (44)          (48)
   Administrator Fees ....................................       31        31        31           31           31            37
   Custody Fees ..........................................       13         4         3           20            4            20
   Transfer Agent Fees ...................................       12         5         2           15            2             3
   Professional Fees .....................................       12         6         3           24            4             6
   Trustee Fees ..........................................        2         1        --            3            1            --
   Registration Fees .....................................       --        --        --           --           --             4
   Printing Expenses .....................................        6         4         2           13            2             2
   Pricing Fees ..........................................        2        --        --            1           --             6
   Insurance and Other Fees ..............................        2        --        --           --           --             1
   Amortization of Deferred Organization Costs ...........        1         1        --            1            1             2
                                                            -------    ------   -------      -------        -----         -----
       Total Expenses ....................................      491       167        70          660           76           148
                                                            -------    ------   -------      -------        -----         -----
         Net Investment Income (Loss) ....................    1,021       (52)       81           97          531            88
                                                            -------    ------   -------      -------        -----         -----
   Net Realized Gain (Loss) on Securities Sold ...........    5,104     2,050    (1,232)       4,662         (275)          517
   Net Realized Loss on Foreign Currency Transactions ....       --        --        --           --           --           (13)
   Net Unrealized Appreciation
   (Depreciation) on Investments .........................    6,947      (316)    1,450        7,360         (635)          (99)
   Net Unrealized Depreciation on Forward
     Currency Contracts, Foreign Currency,
     and Translation of Other Assets
     and Liabilities in Foreign Currency .................       --        --        --           --           --            (4)
                                                            -------    ------   -------      -------        -----         -----
         Net Realized and Unrealized Gain (Loss)
            on Investments and Foreign Currency ..........   12,051     1,734       218       12,022         (910)          401
                                                            -------    ------   -------      -------        -----         -----
 Increase (Decrease) in Net Assets from Operations .......  $13,072    $1,682   $   299      $12,119        $(379)        $ 489
                                                            =======    ======   =======      =======        -----         -----

Amounts designated as "--" are either $0 or have been rounded to $0.

                     The accompanying notes are an integral part of the financial statements.



                                                                                                                              17

STATEMENT OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS                                                                                        (UNAUDITED)


                                                                           VALUE INCOME                  MID-CAP
                                                                            STOCK FUND                  EQUITY FUND
                                                                      -----------------------     ----------------------
                                                                      01/01/99-     01/01/98-     01/01/99-    01/01/98-
                                                                      06/30/99      12/31/98      06/30/99     12/31/98
                                                                      ---------     ---------     ---------    ---------
Investment Activities:

   Net Investment Income (Loss) ....................................  $  1,021      $ 1,696       $   (52)      $   (80)
   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions .........................................     5,104        8,551         2,050           485
   Net Unrealized Appreciation (Depreciation) on Investments .......     6,947       (2,853)         (316)        1,389
   Net Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ..............................................        --           --            --            --
                                                                      --------      -------       -------       -------
   Increase (Decrease) in Net Assets Resulting from Operations .....    13,072        7,394         1,682         1,794
                                                                      --------      -------       -------       -------
Distributions to Shareholders:
   Net Investment Income ...........................................    (1,061)      (1,696)           --            --
   Capital Gains ...................................................        --       (6,777)           --        (2,305)
                                                                      --------      -------       -------       -------
   Total Distributions .............................................    (1,061)      (8,473)           --        (2,305)
                                                                      --------      -------       -------       -------
Capital Transactions:
   Proceeds from Shares Issued .....................................     6,315       23,136           909         7,168
   Reinvestment of Cash Distributions ..............................     1,061        8,473            --         2,305
   Cost of Shares Repurchased ......................................    (2,484)      (4,518)       (3,314)       (1,800)
                                                                      --------      -------       -------       -------
   Increase (Decrease) in Net Assets from Capital Transactions .....     4,892       27,091        (2,405)        7,673
                                                                      --------      -------       -------       -------
   Total Increase (Decrease) in Net Assets .........................    16,903       26,012          (723)        7,162
                                                                      --------      -------       -------       -------
Net Assets:
   Beginning of Period .............................................    98,759       72,747        31,075        23,913
                                                                      --------      -------       -------       -------
   End of Period ...................................................  $115,662      $98,759       $30,352       $31,075
                                                                      ========      =======       =======       =======
 Shares Issued and Redeemed:
   Shares Issued ...................................................       404        1,451            67           509
   Shares Issued in Lieu of Cash Distributions .....................        67          622            --           216
   Shares Redeemed .................................................      (161)        (307)         (250)         (145)
                                                                      --------      -------       -------       -------
   Net Share Transactions ..........................................       310        1,766          (183)          580
                                                                      ========      =======       =======       =======


Amounts designated as "--" are either $0 or have been rounded to $0.

                     The accompanying notes are an integral part of the financial statements.
18


STATEMENT OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS                                                                                        (UNAUDITED)


                                                                            SMALL CAP                CAPITAL APPRECIATION
                                                                           EQUITY FUND                       FUND
                                                                      ---------------------         -----------------------
                                                                      01/01/99-   01/01/98-         01/01/99-     01/01/98-
                                                                      06/30/99    12/31/98          06/30/99      12/31/98
                                                                      ---------   ---------         ---------     ---------
Investment Activities:

   Net Investment Income (Loss) ....................................   $    81     $   143          $     97      $    356
   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions .........................................    (1,232)       (532)            4,662         7,815
   Net Unrealized Appreciation (Depreciation) on Investments .......     1,450      (1,561)            7,360        12,917
   Net Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ..............................................        --          --                --            --
                                                                       -------     -------          --------      --------
   Increase (Decrease) in Net Assets Resulting from Operations .....       299      (1,950)           12,119        21,088
                                                                       -------     -------          --------      --------
Distributions to Shareholders:
   Net Investment Income ...........................................       (81)       (143)              (97)         (356)
   Capital Gains ...................................................        --          --                --        (8,084)
                                                                       -------     -------          --------      --------
   Total Distributions .............................................       (81)       (143)              (97)       (8,440)
                                                                       -------     -------          --------      --------
Capital Transactions:
   Proceeds from Shares Issued .....................................       903       8,463            16,434        26,149
   Reinvestment of Cash Distributions ..............................        81         143                97         8,440
   Cost of Shares Repurchased ......................................    (1,804)       (931)           (1,733)       (3,554)
                                                                       -------     -------          --------      --------
   Increase (Decrease) in Net Assets from Capital Transactions .....      (820)      7,675            14,798        31,035
                                                                       -------     -------          --------      --------
   Total Increase (Decrease) in Net Assets .........................      (602)      5,582            26,820        43,683
                                                                       -------     -------          --------      --------
Net Assets:
   Beginning of Period .............................................    13,145       7,563           105,560        61,877
                                                                       -------     -------          --------      --------
   End of Period ...................................................   $12,543     $13,145          $132,380      $105,560
                                                                       =======     =======          ========      ========
 Shares Issued and Redeemed:
   Shares Issued ...................................................       113         868               797         1,374
   Shares Issued in Lieu of Cash Distributions .....................        10          16                 5           510
   Shares Redeemed .................................................      (232)       (107)              (85)         (200)
                                                                       -------     -------          --------      --------
   Net Share Transactions ..........................................      (109)        777               717         1,684
                                                                       =======     =======          ========      ========


Amounts designated as "--" are either $0 or have been rounded to $0.

                     The accompanying notes are an integral part of the financial statements.





STATEMENT OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS

                                                                     INVESTMENT GRADE BOND               INTERNATIONAL
                                                                             FUND                         EQUITY FUND
                                                                    -----------------------          ----------------------
                                                                    01/01/99-     01/01/98-          01/01/99-    01/01/98-
                                                                    06/30/99      12/31/98           06/30/99     12/31/98
                                                                    ---------     ---------          ---------    ---------
Investment Activities:

  Net Investment Income (Loss) .................................... $    531        $   752           $    88     $   108
   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions .........................................    (275)           268               504         255
   Net Unrealized Appreciation (Depreciation) on Investments .......    (635)           251               (99)      1,029
   Net Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and
     Translation of Other Assets and Liabilities in
     Foreign Currency ..............................................      --             --                (4)          2
                                                                     -------        -------           -------     -------
   Increase (Decrease) in Net Assets Resulting from Operations .....    (379)         1,271               489       1,394
                                                                     -------        -------           -------     -------
Distributions to Shareholders:
   Net Investment Income ...........................................    (531)          (754)               --         (21)
   Capital Gains ...................................................      --             --                --        (113)
                                                                     -------        -------           -------     -------
   Total Distributions .............................................    (531)          (754)               --        (134)
                                                                     -------        -------           -------     -------
Capital Transactions:
   Proceeds from Shares Issued .....................................   4,649          9,749             1,382       5,290
   Reinvestment of Cash Distributions ..............................     531            755                --         134
   Cost of Shares Repurchased ......................................  (1,407)        (1,687)           (2,022)     (1,605)
                                                                     -------        -------           -------     -------
   Increase (Decrease) in Net Assets from Capital Transactions .....   3,773          8,817              (640)      3,819
                                                                     -------        -------           -------     -------
   Total Increase (Decrease) in Net Assets .........................   2,863          9,334              (151)      5,079
                                                                     -------        -------           -------     -------
Net Assets:
   Beginning of Period .............................................  19,236          9,902            18,926      13,847
                                                                     -------        -------           -------     -------
   End of Period ................................................... $22,099        $19,236           $18,775     $18,926
                                                                     =======        =======           =======     =======
 Shares Issued and Redeemed:
   Shares Issued ...................................................     448            936               105         406
   Shares Issued in Lieu of Cash Distributions .....................      52             72                --          11
   Shares Redeemed .................................................    (136)          (161)             (153)       (134)
                                                                     -------        -------           -------     -------
   Net Share Transactions ..........................................     364            847               (48)        283
                                                                     =======        =======           =======     =======


Amounts designated as "--" are either $0 or have been rounded to $0.

                     The accompanying notes are an integral part of the financial statements.


                                                                                                                                 19

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH JUNE 30, 1999

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                  NET          NET REALIZED AND
                          NET ASSET VALUE     INVESTMENT    UNREALIZED GAINS (LOSSES)   DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                        BEGINNING OF PERIOD  INCOME (LOSS)      ON INVESTMENTS         NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                        -------------------  -------------  -------------------------  ---------------------  ----------------------
VALUE INCOME STOCK FUND
           1999             $15.08             $ 0.15               $ 1.80                    $(0.16)               $   --
           1998              15.21               0.27                 1.02                     (0.28)                (1.14)
           1997              12.41               0.28                 3.02                     (0.28)                (0.22)
           1996              10.67               0.23                 1.74                     (0.23)                   --
           1995 (1)          10.00               0.06                 0.67                     (0.06)                   --
MID-CAP EQUITY FUND (A)
           1999             $13.56             $(0.02)              $ 0.86                    $   --                $   --
           1998              13.97                 --                 0.70                        --                 (1.11)
           1997              11.86              (0.01)                2.64                     (0.01)                (0.51)
           1996              10.27               0.06                 1.59                     (0.06)                   --
           1995 (1)          10.00               0.05                 0.27                     (0.05)                   --
SMALL CAP EQUITY FUND
           1999             $ 8.48             $ 0.06               $ 0.22                    $(0.06)              $    --
           1998               9.77               0.12                (1.30)                    (0.11)                   --
           1997 (2)          10.00               0.03                (0.23)                    (0.03)                   --
CAPITAL APPRECIATION FUND (B)
           1999             $20.04             $ 0.02               $ 2.09                    $(0.02)              $    --
           1998              17.27               0.07                 4.54                     (0.08)                (1.76)
           1997              13.06               0.10                 4.63                     (0.10)                (0.42)
           1996              10.66               0.12                 2.40                     (0.12)                   --
           1995 (1)          10.00               0.04                 0.66                     (0.04)                   --
INVESTMENT GRADE BOND FUND
           1999             $10.58             $ 0.27               $(0.46)                   $(0.27)              $    --
           1998              10.19               0.54                 0.39                     (0.54)                   --
           1997               9.92               0.58                 0.27                     (0.58)                   --
           1996              10.25               0.54                (0.33)                    (0.54)                   --
           1995 (1)          10.00               0.13                 0.25                     (0.13)                   --
INTERNATIONAL EQUITY FUND
           1999             $13.05             $ 0.06               $ 0.28                    $   --                $   --
           1998              11.87               0.10                 1.17                     (0.01)                (0.08)
           1997              10.16               0.03                 1.68                        --                    --
           1996 (3)          10.00               0.01                 0.16                     (0.01)                   --

(1)      Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2)      Commenced operations on October 22, 1997. All ratios for the period have been annualized.
(3)      Commenced operations on November 7, 1996. All ratios for the period have been annualized.
[DAGGER] Returns are for the period indicated and have not been annualized.
(A)      During the fiscal year ended December 31, 1996, the Aggresive Growth Fund changed its name to the
         Mid-Cap Equity Fund.
(B)      During the period ended June 30, 1999, the Capital Growth Fund changed its name to the Capital Appreciation Fund.
Amounts designated as "--" are either $0 or rounded to $0.

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (UNAUDITED)



                                                                                                             RATIO OF
                                                                                         RATIO OF           EXPENSES TO
                        NET ASSET               NET ASSETS        RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                        VALUE END     TOTAL      END OF        EXPENSES TO        INCOME (LOSS) TO    (EXCLUDING WAIVERS
                        OF PERIOD     RETURN   PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
                        ---------     ------   ------------  ------------------   ------------------   -------------------
VALUE INCOME STOCK FUND
           1999          $16.87       12.99%    $115,662          0.95%               1.98%                  0.96%
           1998           15.08        9.69       98,759          0.95                1.90                   1.11
           1997           15.21       26.82       72,747          0.95                2.09                   1.23
           1996           12.41       18.64       31,216          0.95                2.45                   1.95
           1995 (1)       10.67        7.31        4,015          0.95                2.98                   5.72
MID-CAP EQUITY FUND (A)
           1999          $14.40        6.20%    $ 30,352          1.15%              (0.35)%                 1.52%
           1998           13.56        7.16       31,075          1.15               (0.29)                  1.53
           1997           13.97       22.23       23,913          1.15               (0.07)                  1.77
           1996           11.86       16.05       14,294          1.15                0.58                   2.79
           1995 (1)       10.27        3.19        3,409          1.15                2.22                   6.34
SMALL CAP EQUITY FUND
           1999          $ 8.70        3.32%    $ 12,543          1.20%               1.38%                  1.84%
           1998            8.48      (12.18)      13,145          1.20                1.23                   1.89
           1997 (2)        9.77       (2.05)       7,563          1.20                1.62                   2.66
CAPITAL APPRECIATION FUND (B)
           1999          $22.13       10.52%    $132,380          1.15%               0.17%                  1.34%
           1998           20.04       28.97      105,560          1.15                0.43                   1.41
           1997           17.27       36.54       61,877          1.15                0.70                   1.60
           1996           13.06       23.75       25,189          1.15                1.15                   2.43
           1995 (1)       10.66        6.96        3,778          1.15                1.69                   6.18
INVESTMENT GRADE BOND FUND
           1999          $10.12       (1.85)%   $ 22,099          0.75%               5.22%                  1.19%
           1998           10.58        9.38       19,236          0.75                5.19                   1.34
           1997           10.19        8.84        9,902          0.75                5.81                   1.58
           1996            9.92        2.29        8,039          0.75                5.54                   2.78
           1995 (1)       10.25        3.68        3,115          0.75                5.04                   6.05
INTERNATIONAL EQUITY FUND
           1999          $13.39        2.61%    $ 18,775          1.60%               0.96%                  2.12%
           1998           13.05       10.80       18,926          1.60                0.63                   2.07
           1997           11.87       16.84       13,847          1.60                0.41                   2.93
           1996 (3)       10.16        1.70          995          1.60                1.83                  31.39

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.








FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH JUNE 30, 1999                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                Ratio of
                              Net Investment
                             Income (Loss) to
                             Average Net Assets    Portfolio
                           (Excluding Waivers      Turnover
                           and Reimbursements)       Rate
                        -----------------------    ----------
VALUE INCOME STOCK FUND
           1999             $      1.97%             40.82%
           1998                    1.74              76.36
           1997                    1.81             104.84
           1996                    1.45              79.80
           1995 (1)               (1.79)              7.17
MID-CAP EQUITY FUND (A)
           1999             $     (0.72)%            52.90%
           1998                   (0.67)             92.27
           1997                   (0.69)            138.98
           1996                   (1.06)            139.60
           1995 (1)               (2.97)             13.29
SMALL CAP EQUITY FUND
           1999             $      0.74%             28.85%
           1998                    0.54              49.10
           1997 (2)                0.16               4.11
CAPITAL APPRECIATION FUND (B)
           1999             $     (0.02)%            77.60%
           1998                    0.17             219.17
           1997                    0.25             195.86
           1996                   (0.13)            148.48
           1995 (1)               (3.34)              8.05
INVESTMENT GRADE BOND FUND
           1999             $      4.78%            157.54%
           1998                    4.60             183.13
           1997                    4.98             219.22
           1996                    3.51             303.30
           1995 (1)               (0.26)            108.55
INTERNATIONAL EQUITY FUND
           1999             $      0.44%            106.24%
           1998                    0.16             128.93
           1997                   (0.92)             99.14
           1996 (3)              (27.96)                --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            21

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999
1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with six funds: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Appreciation Fund (formerly the Capital Growth Fund), the International Equity Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.


     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     [bullet] market value of investment securities, assets and liabilities at the current rate of exchange; and

     [bullet] purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund and the Capital Appreciation Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
                                                                      Unaudited


     Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Administration and Distribution Agreements

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 2, 1995. The Distributor receives no fees for its services under this agreement.


4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80%, 1.15%, 1.15% and 1.25% of the average daily net assets of the Investment Grade Bond Fund, Capital Appreciation Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively. STI Capital has voluntarily agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

The Trust incurred organization costs of approximately $55,566. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. The costs include legal fees of approximately $44,153 for organizational work performed by a law firm of which two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $10,624.03 for the year ended June 30, 1999.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six month period ended June 30, 1999 were as follows:

                                                 U.S. Govt.  U.S. Govt.
                             Purchases   Sales    Purchases     Sales
                               (000)     (000)      (000)       (000)
                              --------   -----    ---------   ----------
Value Income Stock Fund ....  $41,148  $ 38,029   $    --      $    --
Mid-Cap Equity Fund ........   14,726    16,939        --           --
Small Cap Equity Fund ......    3,371     4,178        --           --
Capital Appreciation Fund ..   97,159    83,515        --           --
Investment Grade
   Bond Fund ...............   11,234     5,773    23,279       23,888
International Equity Fund ..   18,970    19,584        --           --

NOTES TO FINANCIAL STATEMENTS (Concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  June 30, 1999                      (UNAUDITED)


At June 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for ederal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at June 30, 1999 was as follows:

                                                            NET UNREALIZED
                              APPRECIATION   DEPRECIATION    APPRECIATION
                               SECURITIES    SECURITIES     (DEPRECIATION)
                                  (000)         (000)           (000)
                              ------------   ------------   --------------
Value Income Stock Fund .....   $11,789        $(2,188)        $ 9,601
Mid-Cap Equity Fund .........     4,669         (1,379)          3,290
Small Cap Equity Fund .......       900         (1,114)           (214)
Capital Appreciation Fund ...    29,369         (2,786)         26,583
Investment Grade Bond Fund ..       136           (264)           (128)
International Equity Fund ...     1,998           (569)          1,429

7. Concentration of Credit Risk

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

                              Investment Advisor:

                          STI Capital Management, N.A.




STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the
FDIC or any other government agency, and are not endorsed by and do not constitute obligations of
SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by an affiliate of SunTrust Banks, Inc.







                                  Distributor:
                        SEI Investments Distribution Co.


                      This information must be preceded or
                    accompanied by a current prospectus for
                              each Fund described.
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